Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Fifth & Pacific Companies, Inc.
Entity Central Index Key	0000352363
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false